Business combination - Allocation of the purchase price as of the date of acquisition (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Apr. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Allocation of the purchase price as of the date of acquisition
Goodwill	¥ 126,300	$ 17,309	¥ 191,077
Yiqikao
Allocation of the purchase price as of the date of acquisition
Net assets acquired					¥ 12,624
Financial instruments arising from acquisition					8,700
Goodwill					52,444
Noncontrolling interests					(7,238)
Purchase price as of the date of acquisition					99,830
Yiqikao | Content
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets					6,800
Yiqikao | Brand name
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets					23,000
Yiqikao | Technology
Allocation of the purchase price as of the date of acquisition
Amortizable intangible assets					¥ 3,500
Xi an Zhifeng
Allocation of the purchase price as of the date of acquisition
Net assets acquired				¥ 1,052
Financial instruments arising from acquisition				1,600
Goodwill				64,733
Deferred tax liabilities				(14,750)
Noncontrolling interests				(7,327)
Purchase price as of the date of acquisition				104,308
Xi an Zhifeng | Content
Allocation of the purchase price as of the date of acquisition
Net assets acquired				13,300
Xi an Zhifeng | Brand name
Allocation of the purchase price as of the date of acquisition
Net assets acquired				43,000
Xi an Zhifeng | Technology
Allocation of the purchase price as of the date of acquisition
Net assets acquired				¥ 2,700